Equipment, right-of-use assets and leasehold improvements, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of initial application of standards or interpretations [line items]
Reclassification into equipment, leases and leasehold improvements	$ 1,100	$ 1,000
Right-of-use assets and leasehold improvements
Disclosure of initial application of standards or interpretations [line items]
Disposals and retirements, property, plant and equipment	$ 15	$ 12
Main office space
Disclosure of initial application of standards or interpretations [line items]
Lease term	15 years
Representative office | Minimum of the year
Disclosure of initial application of standards or interpretations [line items]
Lease term	3 years
Representative office | Maximum of the year
Disclosure of initial application of standards or interpretations [line items]
Lease term	5 years
Buildings | IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 6